Income taxes - Disclosure of reconciliation of statutory weighted average tax rate applicable to income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [Abstract]
Earnings (loss) before income taxes	$ 30,142	$ (27,637)
Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	7,988	(7,324)
Increase (decrease) in income taxes resulting from:
Non-deductible (revenues) expenses, net	(59)	71
Non-taxable portion of capital losses, net	6,051	9,915
Differences in foreign statutory tax rates	(6,566)	918
Changes in unrecognized deferred tax assets	5,174	7,460
Foreign withholding taxes	799	210
Adjustments in respect of prior years	462	(1,694)
Other	26	233
Total income tax expense	$ 13,875	$ 9,789